Other Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 8,765	$ 3,230	$ 1,998